As filed with the Securities and Exchange Commission on June 23, 2006
                                     Investment Company Act File number 811-4265



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.


               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)




                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)




Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Put Bonds (c) (1.57%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,855,000   Weston, CT ROCs  II R Trusts - Series 6501                        08/10/06    3.45     $ 1,855,000    VMIG-1
-----------                                                                                          -----------
  1,855,000   Total Put Bonds                                                                          1,855,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (5.91%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   State of Connecticut HEFA RB (Yale University)                    07/11/06    3.18%    $ 4,000,000    VMIG-1    A1+
  3,000,000   State of Connecticut HEFA RB (Yale University)                    05/09/06    3.16       3,000,000    VMIG-1    A1+
-----------                                                                                          -----------
  7,000,000   Total Tax Exempt Commercial Paper                                                        7,000,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (22.24%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,800,000   State of Connecticut HEFA P-Float PT-905
              Insured by FGIC                                                   02/08/07    3.45%    $ 2,800,000     P1        A1
  6,190,000   Derby, CT BAN  (d)                                                10/03/06    4.25       6,217,036
  5,000,000   Fairfield, CT BAN                                                 07/27/06    3.75       5,012,178     MIG-1    SP-1+
  2,230,000   Ledyard, CT BAN (d)                                               10/27/06    4.00       2,240,824
  2,000,000   Regional School District No. 5 BAN, CT                            11/29/06    4.50       2,014,059     MIG-1
  5,000,000   Town of Stonington, CT (d)                                        10/12/06    4.00       5,022,730
  3,000,000   Town of Trumbull, CT BAN                                          09/12/06    4.00       3,011,441     MIG-1    SP-1+
-----------                                                                                          -----------
 26,220,000   Total Tax Exempt General Obligation Notes & Bonds                                       26,318,268
-----------                                                                                          -----------

Variable Rate Demand Instruments (e) (69.63%)
----------------------------------------------------------------------------------------------------------------------------------
$ 5,110,000   Bridgeport, CT GO 2000A ROCs II-R Trusts - Series 45
              Insured by FGIC                                                   07/15/16    3.83%    $ 5,110,000    VMIG-1
  3,500,000   Butler County, PA IDA RB
              (Concordia Lutherian Ministers)- Series 2000B
              Insured by Radian Asset Assurance, Inc.                           08/01/30    3.81       3,500,000              A1+
  5,000,000   Connecticut Development Authority Solid Waste Disposal RB
              (Rand-Whitney Container Board Project) - Series 1993
              LOC Bank of Montreal                                              08/01/23    3.83       5,000,000    VMIG-1    A1+
  5,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                             07/01/30    3.77       5,000,000    VMIG-1
  2,200,000   Connecticut State Development Authority for Independent Living
              LOC JPMorgan Chase Bank, N.A.                                     07/01/15    3.79       2,200,000    VMIG-1
  1,460,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project)
              LOC Wachovia Bank, N.A.                                           06/01/18    3.93       1,460,000     P1       A1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank, N.A.                                           12/01/14    3.81         500,000              A1+
  2,000,000   Connecticut State GO-Series 515                                   12/15/13    3.82       2,000,000    VMIG-1
  1,900,000   Connecticut State GO-Series A                                     02/15/21    3.90       1,900,000    VMIG-1    A1+
  3,000,000   Connecticut State HEFA (Hospital of St. Raphael Issue) - Series M
              LOC KBC Bank                                                      07/01/24    3.78       3,000,000    VMIG-1     A1
  5,000,000   Connecticut State HEFA RB (Hartford University) - Series F
              LOC  Royal Bank of Scotland                                       07/01/34    3.71       5,000,000    VMIG-1    A1+
  5,000,000   Connecticut State HEFA (Eastern Connecticut Health) - Series B
              LOC Comerica Bank                                                 07/01/34    3.71       5,000,000    VMIG-1    A1+
  2,890,000   Connecticut State HEFA (St. Francis Hospital) P-Float - Series 891
              Insured by FGIC                                                   07/01/23    3.83       2,890,000     P-1       A1
  3,700,000   Connecticut State HEFA (Yale University)-Series U-1               07/01/33    3.50       3,700,000    VMIG-1    A1+
  5,015,000   Connecticut State HEFA RB Putters - Series 215Z
              Insured by Radian Asset Assurance, Inc.                           07/01/30    3.83       5,015,000              A1+
  5,495,000   Connecticut State HFA (ROCs II-R Trust- Series 402)               11/15/33    3.87       5,495,000    VMIG-1
  4,995,000   Connecticut State P-Float PA 347                                  03/15/12    3.82       4,995,000               A1
  2,800,000   Connecticut State Special Tax Obligation
              Refunding Bonds - Series 2003-1
              Insured by AMBAC Assurance Corp.                                  02/01/22    3.87       2,800,000    VMIG-1    A1+
  1,125,000   Connecticut State Special Tax Obligation RB - Series 1
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                    12/01/10    3.79       1,125,000    VMIG-1    A1+
    430,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corp.                                  04/01/20    3.81         430,000     P-1      A1+
  3,000,000   Puerto Rico Electric Power Authority-Series AA SGA 43
              Insured by MBIA  Insurance Corp                                   07/01/22    3.77       3,000,000              A1+
  3,000,000   State of Connecticut HEFA RB (Greenwich Family YMCA-A)
              LOC Bank of New York                                              07/01/35    3.78       3,000,000   VMIG-1
  3,300,000   State of Connecticut HEFA, (The Hotchkiss School) - Series A      07/01/30    3.87       3,300,000   VMIG-1     A1+
  7,000,000   State of Connecticut HEFA, Ridgefield Academy - Series A
              LOC Bank of America, N.A.                                         07/01/35    3.71       7,000,000   VMIG-1
-----------                                                                                         ------------
 82,420,000   Total Variable Rate Demand Instruments                                                  82,420,000
-----------                                                                                         ------------
              Total Investments (99.35%%) (cost $117,593,268)                                        117,593,268
              Cash and Other Assets, Net of Liabilities (0.65%)                                          773,164
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $118,366,432
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,         69,009,020 shares outstanding                                 $      1.00
                                                                                                    ===========
              Class B shares,         22,656,990 shares outstanding                                 $      1.00
                                                                                                    ===========
              JPMorgan Select shares, 26,718,733 shares outstanding                                 $      1.00
                                                                                                    ===========

FOOTNOTES:

     Note 1: Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     (a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

     (b) The interest rate shown reflects the security's current coupon, unless yield is available.

     (c)  The maturity date indicated is the next put date.


     (d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

     (e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN    =   Bond Anticipation Note                               IDA    =   Industrial Development Authority
     FGIC   =   Financial Guaranty Insurance Company                 IDRB   =   Industrial Development Revenue Bond
     FSA    =   Financial Security Assurance                         LOC    =   Letter of Credit
     GO     =   General Obligation                                   RB     =   Revenue Bond
     HEFA   =   Health and Education Facilities Authority            ROC    =   Reset Option Certificate
     HFA    =   Housing Finance Authority


ITEM 2:    CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President

Date:  June 23, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  June 23, 2006

* Print the name and title of each signing officer under his or her signature.